Equity, Other Reserves (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other reserves [Abstract]
Beginning balance	$ 148,911	$ 80,007	$ 2,158
Other comprehensive income	42,698	(5,747)	591
Total comprehensive income/(loss) for the year	92,617	(536)	(103,488)
Share-based payments to employees	19,660	8,786	8,114
Share-based payments associated with acquisitions	67,943	21,278	0
Transfer on exercise of options	0	0	0
Total increase (decrease) in equity	326,685	69,440	181,337
Ending balance	568,213	148,911	80,007
Foreign currency translation reserve [Member]
Other reserves [Abstract]
Beginning balance	(5,414)	(562)	(1,153)
Other comprehensive income	47,684	(4,852)	591
Total comprehensive income/(loss) for the year	47,684	(4,852)	591
Share-based payments to employees	0	0	0
Share-based payments associated with acquisitions	0	0
Transfer on exercise of options	0	0	0
Total increase (decrease) in equity	0	0	0
Ending balance	42,270	(5,414)	(562)
Share-based payment reserve [Member]
Other reserves [Abstract]
Beginning balance	35,446	9,321	5,942
Other comprehensive income	0	0	0
Total comprehensive income/(loss) for the year	0	0	0
Share-based payments to employees	19,660	8,786	8,114
Share-based payments associated with acquisitions	67,943	21,278
Transfer on exercise of options	(784)	(3,939)	(4,735)
Total increase (decrease) in equity	86,819	26,125	3,379
Ending balance	122,265	35,446	9,321
Financial Assets at FVOCI Reserve [Member]
Other reserves [Abstract]
Beginning balance	(895)	0	0
Other comprehensive income	(4,986)	(895)	0
Total comprehensive income/(loss) for the year	(4,986)	(895)	0
Share-based payments to employees	0	0	0
Share-based payments associated with acquisitions	0	0
Transfer on exercise of options	0	0	0
Total increase (decrease) in equity	0	0	0
Ending balance	(5,881)	(895)	0
Other Reserves [Member]
Other reserves [Abstract]
Beginning balance	29,137	8,759	4,789
Other comprehensive income	42,698	(5,747)	591
Total comprehensive income/(loss) for the year	42,698	(5,747)	591
Share-based payments to employees	19,660	8,786	8,114
Share-based payments associated with acquisitions	67,943	21,278	0
Transfer on exercise of options	(784)	(3,939)	(4,735)
Total increase (decrease) in equity	86,819	26,125	3,379
Ending balance	$ 158,654	$ 29,137	$ 8,759